Securities	9 Months Ended
Jul. 31, 2019
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Securities
Note 4 Securities

Unrealized gains and losses on securities at FVOCI (1) (2)

	As at
	July 31, 2019				October 31, 2018
(Millions of Canadian dollars)	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Issued or guaranteed
Canadian government debt
Federal (3)	$693	$3	$(1)	$695	$244	$–	$(6)	$238
Provincial and municipal	2,033	66	(1)	2,098	1,578	2	(26)	1,554
U.S. state, municipal and agencies debt (3)	15,704	206	(92)	15,818	18,000	285	(149)	18,136
Other OECD government debt	4,693	2	(3)	4,692	1,469	2	(1)	1,470
Mortgage-backed securities (3)	2,577	2	(8)	2,571	2,176	1	(3)	2,174
Asset-backed securities
CDO	7,228	2	(26)	7,204	6,248	1	(10)	6,239
Non-CDO securities	847	7	(1)	853	856	9	(2)	863
Corporate debt and other debt	19,762	73	(9)	19,826	17,439	22	(42)	17,419
Equities	233	215	(2)	446	197	186	(1)	382
Loan substitute securities	25	–	(1)	24	25	–	(1)	24
	$53,795	$576	$(144)	$54,227	$48,232	$508	$(241)	$48,499

(1)	Excludes $46,013 million of held-to-collect securities as at July 31, 2019 that are carried at amortized cost, net of allowance for credit losses (October 31, 2018 – $46,109 million).
(2)	Gross unrealized gains and losses includes $(1) million of allowance for credit losses on debt securities at FVOCI as at July 31, 2019 (October 31, 2018 – $11 million) recognized in income and Other components of equity.
(3)	The majority of the MBS are residential. Cost/Amortized cost, gross unrealized gains, gross unrealized losses and fair value related to commercial MBS are $1,775 million, $2 million, $6 million and $1,771 million, respectively as at July 31, 2019 (October 31, 2018 – $1,442 million, $nil, $6 million and $1,436 million, respectively).

Allowance for credit losses on investment securities

The following tables reconcile the opening and closing allowance for debt securities at FVOCI and amortized cost by stage. Reconciling items include the following:

•	Transfers between stages, which are presumed to occur before any corresponding remeasurement of the allowance.
•	Purchases, which reflect the allowance related to assets newly recognized during the period, including those assets that were derecognized following a modification of terms.
•

Sales and maturities, which reflect the allowance related to assets derecognized during the period without a credit loss being incurred, including those assets that were derecognized following a modification of terms.

•

Changes in risk, parameters and exposures, which comprise the impact of changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions; partial repayments; changes in the measurement following a transfer between stages; and unwinding of the time value discount due to the passage of time.

Allowance for credit losses – securities at FVOCI (1)

	For the three months ended
	July 31, 2019				July 31, 2018
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$5	$–	$(4)	$1	$40	$5	$–	$45
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	(36)	–	36	–
Purchases	1	–	–	1	1	–	–	1
Sales and maturities	(1)	–	–	(1)	(1)	–	–	(1)
Changes in risk, parameters and exposures	–	–	(2)	(2)	–	–	–	–
Exchange rate and other	–	–	–	–	–	–	–	–
Balance at end of period	$5	$–	$(6)	$(1)	$4	$5	$36	$45

	For the nine months ended
	July 31, 2019				July 31, 2018
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$4	$7	$–	$11	$3	$22	$–	$25
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	(36)	–	36	–
Purchases	4	–	–	4	83	–	–	83
Sales and maturities	(2)	(7)	–	(9)	(47)	(17)	–	(64)
Changes in risk, parameters and exposures	(1)	–	(6)	(7)	(1)	1	–	–
Exchange rate and other	–	–	–	–	2	(1)	–	1
Balance at end of period	$5	$–	$(6)	$(1)	$4	$5	$36	$45

(1)	Expected credit losses on debt securities at FVOCI are not separately recognized on the balance sheet as the related securities are recorded at fair value. The cumulative amount of credit losses recognized in income is presented in Other components of equity.

Allowance for credit losses – securities at amortized cost

	For the three months ended
	July 31, 2019				July 31, 2018
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$7	$23	$–	$30	$4	$31	$–	$35
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	(2)	2	–
Purchases	2	–	–	2	1	–	–	1
Sales and maturities	(1)	–	–	(1)	–	–	–	–
Changes in risk, parameters and exposures	–	(3)	–	(3)	1	8	–	9
Exchange rate and other	(1)	1	–	–	1	–	–	1
Balance at end of period	$7	$21	$–	$28	$7	$37	$2	$46

	For the nine months ended
	July 31, 2019				July 31, 2018
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$6	$32	$–	$38	$9	$45	$–	$54
Provision for credit losses
Transfers to stage 1	–	–	–	–	3	(3)	–	–
Transfers to stage 2	–	–	–	–	(7)	7	–	–
Transfers to stage 3	–	–	–	–	–	(2)	2	–
Purchases	6	–	–	6	4	–	–	4
Sales and maturities	(1)	–	–	(1)	(2)	(10)	–	(12)
Changes in risk, parameters and exposures	(3)	(13)	–	(16)	(1)	1	–	–
Exchange rate and other	(1)	2	–	1	1	(1)	–	–
Balance at end of period	$7	$21	$–	$28	$7	$37	$2	$46

Credit risk exposure by internal risk rating

The following table presents the fair value of debt securities at FVOCI and gross carrying amount of securities at amortized cost. Risk ratings are based on internal ratings used in the measurement of expected credit losses, as at the reporting date as outlined in the internal ratings maps in the Credit risk section of our 2018 Annual Report.

	As at
	July 31, 2019				October 31, 2018
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment securities
Securities at FVOCI
Investment grade	$53,219	$1	$–	$53,220	$46,956	$479	$–	$47,435
Non-investment grade	383	10	–	393	500	33	–	533
Impaired	–	–	144	144	–	–	125	125
	$53,602	$11	$144	$53,757	$47,456	$512	$125	$48,093
Items not subject to impairment (2)				470				406
				$54,227				$48,499
Securities at amortized cost
Investment grade	$44,820	$44	$–	$44,864	$44,958	$119	$–	$45,077
Non-investment grade	616	561	–	1,177	367	703	–	1,070
Impaired	–	–	–	–	–	–	–	–
	$45,436	$605	$–	$46,041	$45,325	$822	$–	$46,147
Allowance for credit losses	7	21	–	28	6	32	–	38
Amortized cost	$45,429	$584	$–	$46,013	$45,319	$790	$–	$46,109

(1)	Includes $144 million of purchased credit impaired securities (October 31, 2018 – $125 million).
(2)	Investment securities at FVOCI not subject to impairment represent equity securities designated as FVOCI.